Segmented Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Quarter ended June 30, 2022
Revenue	468	648	281	396	169	108	384	2,454	33	—	—	2,487
Energy supply costs	—	272	101	181	—	18	224	796	1	—	—	797
Operating expenses	120	167	143	88	42	33	52	645	8	6	—	659
Depreciation and amortization	94	92	26	75	61	17	47	412	4	1	—	417
Operating income	254	117	11	52	66	40	61	601	20	(7)	—	614
Other income, net	10	3	15	5	—	1	1	35	—	—	—	35
Finance charges	83	30	13	35	28	19	19	227	—	39	—	266
Income tax expense	41	13	3	5	3	3	6	74	1	(22)	—	53
Net earnings	140	77	10	17	35	19	37	335	19	(24)	—	330
Non-controlling interests	26	—	—	—	—	—	4	30	—	—	—	30
Preference share dividends	—	—	—	—	—	—	—	—	—	16	—	16
Net earnings attributable to common equity shareholders	114	77	10	17	35	19	33	305	19	(40)	—	284

Additions to property, plant and equipment and intangible assets	272	159	65	134	119	30	100	879	6	—	—	885

As at June 30, 2022
Goodwill	7,900	1,779	581	913	228	235	248	11,884	27	—	—	11,911
Total assets	21,993	11,796	4,587	8,272	5,328	2,565	4,487	59,028	776	300	(150)	59,954

Quarter ended June 30, 2021
Revenue	418	556	207	317	162	108	353	2,121	9	—	—	2,130
Energy supply costs	—	204	59	108	—	22	199	592	1	—	—	593
Operating expenses	115	153	116	88	39	33	48	592	9	10	—	611
Depreciation and amortization	70	83	22	70	58	16	45	364	4	1	—	369
Operating income	233	116	10	51	65	37	61	573	(5)	(11)	—	557
Other income, net	12	11	8	3	—	2	1	37	1	4	—	42
Finance charges	78	31	11	37	27	18	18	220	—	35	—	255
Income tax expense	41	13	1	2	2	4	6	69	1	(22)	—	48
Net earnings	126	83	6	15	36	17	38	321	(5)	(20)	—	296
Non-controlling interests	23	—	—	—	—	—	4	27	—	—	—	27
Preference share dividends	—	—	—	—	—	—	—	—	—	16	—	16
Net earnings attributable to common equity shareholders	103	83	6	15	36	17	34	294	(5)	(36)	—	253

Additions to property, plant and equipment and intangible assets	244	185	72	99	82	30	75	787	3	—	—	790

As at June 30, 2021
Goodwill	7,609	1,713	559	913	228	235	242	11,499	27	—	—	11,526
Total assets	20,307	11,218	3,899	7,722	5,157	2,474	4,216	54,993	723	358	(179)	55,895
4. SEGMENTED INFORMATION (cont'd)

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Year-to-date June 30, 2022
Revenue	928	1,186	656	1,090	336	237	843	5,276	46	—	—	5,322
Energy supply costs	—	482	263	535	—	61	536	1,877	3	—	—	1,880
Operating expenses	243	329	292	171	84	66	105	1,290	20	18	—	1,328
Depreciation and amortization	186	181	51	150	121	34	91	814	8	2	—	824
Operating income	499	194	50	234	131	76	111	1,295	15	(20)	—	1,290
Other income, net	19	6	30	9	1	3	3	71	—	6	—	77
Finance charges	163	61	26	71	54	37	37	449	—	75	—	524
Income tax expense	82	19	12	36	7	5	11	172	2	(54)	—	120
Net earnings	273	120	42	136	71	37	66	745	13	(35)	—	723
Non-controlling interests	50	—	—	—	—	—	7	57	—	—	—	57
Preference share dividends	—	—	—	—	—	—	—	—	—	32	—	32
Net earnings attributable to common equity shareholders	223	120	42	136	71	37	59	688	13	(67)	—	634

Additions to property, plant and equipment and intangible assets	607	321	129	264	230	60	178	1,789	11	—	—	1,800
As at June 30, 2022
Goodwill	7,900	1,779	581	913	228	235	248	11,884	27	—	—	11,911
Total assets	21,993	11,796	4,587	8,272	5,328	2,565	4,487	59,028	776	300	(150)	59,954

Year-to-date June 30, 2021
Revenue	844	1,078	492	903	320	228	766	4,631	38	—	—	4,669
Energy supply costs	—	404	140	362	—	61	473	1,440	2	—	—	1,442
Operating expenses	232	330	247	172	78	63	97	1,219	18	24	—	1,261
Depreciation and amortization	142	166	45	141	115	32	90	731	8	2	—	741
Operating income	470	178	60	228	127	72	106	1,241	10	(26)	—	1,225
Other income, net	21	27	17	5	1	3	1	75	1	16	—	92
Finance charges	157	59	23	73	53	36	36	437	—	70	—	507
Income tax expense	82	18	9	34	4	6	11	164	2	(48)	—	118
Net earnings	252	128	45	126	71	33	60	715	9	(32)	—	692
Non-controlling interests	46	—	—	—	—	—	6	52	—	—	—	52
Preference share dividends	—	—	—	—	—	—	—	—	—	32	—	32
Net earnings attributable to common equity shareholders	206	128	45	126	71	33	54	663	9	(64)	—	608

Additions to property, plant and equipment and intangible assets	546	337	133	192	186	58	138	1,590	4	—	—	1,594
As at June 30, 2021
Goodwill	7,609	1,713	559	913	228	235	242	11,499	27	—	—	11,526
Total assets	20,307	11,218	3,899	7,722	5,157	2,474	4,216	54,993	723	358	(179)	55,895